Shareholder Fees	0 Months Ended
	Aug. 01, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class T Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.